Offerings	Jan. 02, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A ordinary shares, no par value per share
Fee Rate	0.01381%
Offering Note	Omitted pursuant to Form F-3 Instructions to the Calculation of Filing Fee Tables and Related Disclosure 2(A)(iii)(c). An indeterminate number or amount, as the case may be, of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices or upon conversion, exchange or exercise of securities registered hereunder to the extent any such securities are, by their terms, convertible into, or exchangeable or exercisable for other securities of any identified class, and may be sold separately or in combination with the other securities hereunder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend, or pursuant to anti-dilution adjustments determined at the time of the offering. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange for other securities offered hereby.In accordance with Rules 456(b) and 457(r) of the Securities Act, the registrant is deferring payment of these registration fees and will pay any applicable registration fees on a “pay as you go” basis. The registrant will calculate the registration fee applicable to an offer of securities hereunder based on the fee rate in effect on the date of such fee payment.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	Omitted pursuant to Form F-3 Instructions to the Calculation of Filing Fee Tables and Related Disclosure 2(A)(iii)(c). An indeterminate number or amount, as the case may be, of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices or upon conversion, exchange or exercise of securities registered hereunder to the extent any such securities are, by their terms, convertible into, or exchangeable or exercisable for other securities of any identified class, and may be sold separately or in combination with the other securities hereunder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend, or pursuant to anti-dilution adjustments determined at the time of the offering. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange for other securities offered hereby.In accordance with Rules 456(b) and 457(r) of the Securities Act, the registrant is deferring payment of these registration fees and will pay any applicable registration fees on a “pay as you go” basis. The registrant will calculate the registration fee applicable to an offer of securities hereunder based on the fee rate in effect on the date of such fee payment.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	Omitted pursuant to Form F-3 Instructions to the Calculation of Filing Fee Tables and Related Disclosure 2(A)(iii)(c). An indeterminate number or amount, as the case may be, of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices or upon conversion, exchange or exercise of securities registered hereunder to the extent any such securities are, by their terms, convertible into, or exchangeable or exercisable for other securities of any identified class, and may be sold separately or in combination with the other securities hereunder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend, or pursuant to anti-dilution adjustments determined at the time of the offering. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange for other securities offered hereby.In accordance with Rules 456(b) and 457(r) of the Securities Act, the registrant is deferring payment of these registration fees and will pay any applicable registration fees on a “pay as you go” basis. The registrant will calculate the registration fee applicable to an offer of securities hereunder based on the fee rate in effect on the date of such fee payment.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering Note	Omitted pursuant to Form F-3 Instructions to the Calculation of Filing Fee Tables and Related Disclosure 2(A)(iii)(c). An indeterminate number or amount, as the case may be, of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices or upon conversion, exchange or exercise of securities registered hereunder to the extent any such securities are, by their terms, convertible into, or exchangeable or exercisable for other securities of any identified class, and may be sold separately or in combination with the other securities hereunder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend, or pursuant to anti-dilution adjustments determined at the time of the offering. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange for other securities offered hereby.In accordance with Rules 456(b) and 457(r) of the Securities Act, the registrant is deferring payment of these registration fees and will pay any applicable registration fees on a “pay as you go” basis. The registrant will calculate the registration fee applicable to an offer of securities hereunder based on the fee rate in effect on the date of such fee payment.